Schedule of related party transaction (Details) - Sino Dynamic Solutions Limited [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Purchase of intangible assets		$ 1,439,045
Support and maintenance costs		$ 606,857